Financial assets and liabilities - Summary of Credit Risk Rating (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Credit rating	R$ 32,424,976	R$ 24,263,474
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	23,289,686	22,706,407
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	9,037,928	803,935
A credit rating [member]
Disclosure of external credit grades [line items]
Credit rating		571,942
Not rated [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 97,362	R$ 181,190